Intangible Assets - Summary of Intangible Assets Under Development (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about intangible assets [abstract]
Cost as at April 1,	$ 2,903.8	₨ 219,713.6	₨ 227,195.6
Additions	2,088.6	158,030.8	173,698.8
Transferred to other intangible assets	(1,842.6)		(122,621.4)	₨ (139,417.4)
Reversal of assets classified as held for sale	0.0	0.0	125.4
Provision for impairment/write off	(10.1)	(767.1)	(53,864.8)
Currency translation	101.8	7,701.5	(4,820.0)
Balance at the end	$ 3,241.5	₨ 245,261.4	₨ 219,713.6